SCHEDULE OF PRODUCTS SALES AND SERVICE REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,060,496	$ 1,519,266
Product [Member] | Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,532,609	1,007,868
Product [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenue	352,175	269,724
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	175,712	241,674
Service [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue		61,385
Service [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	175,712	180,289
Goods [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,884,784	$ 1,277,592